DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Communications - 13.7%
Alphabet, Inc. - Class A (a)	8,290	$ 18,066,066
Alphabet, Inc. - Class C (a)	7,036	15,390,898
Booking Holdings, Inc. (a)	5,669	9,915,024
Electronic Arts, Inc.	100,594	12,237,260
Meta Platforms, Inc. - Class A (a)	53,477	8,623,166
T-Mobile US, Inc. (a)	170,429	22,929,518
Walt Disney Company (The) (a)	106,750	10,077,200
		97,239,132
Consumer Discretionary - 10.0%
Amazon.com, Inc. (a)	236,300	25,097,423
Caesars Entertainment, Inc. (a)	99,877	3,825,289
CarMax, Inc. (a)	151,983	13,751,422
Home Depot, Inc. (The)	35,678	9,785,405
TJX Companies, Inc. (The)	330,596	18,463,787
		70,923,326
Consumer Staples - 1.6%
Constellation Brands, Inc. - Class A	49,590	11,557,445

Energy - 4.0%
Pioneer Natural Resources Company	127,162	28,367,299

Financials - 14.5%
Aon plc - Class A	49,035	13,223,759
Bank of America Corporation	289,355	9,007,621
Berkshire Hathaway, Inc. - Class B (a)	68,270	18,639,075
Brookfield Asset Management, Inc. - Class A	542,090	24,106,742
JPMorgan Chase & Company	104,842	11,806,258
Markel Corporation (a)	20,348	26,315,051
		103,098,506
Health Care - 12.8%
Abbott Laboratories	105,732	11,487,782
Danaher Corporation	101,875	25,827,350
Johnson & Johnson	145,602	25,845,811
Medtronic plc	135,781	12,186,345
UnitedHealth Group, Inc.	30,261	15,542,957
		90,890,245
Industrials - 4.1%
Honeywell International, Inc.	86,581	15,048,644
Union Pacific Corporation	65,908	14,056,858
		29,105,502

DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.5% (Continued)	Shares	Value
Materials - 6.7%
Air Products & Chemicals, Inc.	81,373	$ 19,568,579
Martin Marietta Materials, Inc.	45,798	13,704,594
Sherwin-Williams Company (The)	62,711	14,041,620
		47,314,793
Real Estate - 3.0%
American Tower Corporation	82,369	21,052,693

Technology - 25.1%
Accenture plc - Class A	65,677	18,235,219
Adobe, Inc. (a)	60,470	22,135,648
Apple, Inc.	150,747	20,610,130
Broadcom, Inc.	28,113	13,657,576
Intuit, Inc.	19,485	7,510,298
Mastercard, Inc. - Class A	62,762	19,800,156
Microsoft Corporation	99,418	25,533,525
Moody's Corporation	37,574	10,219,001
ServiceNow, Inc. (a)	23,684	11,262,216
Sony Group Corporation - ADR	157,462	12,875,668
Visa, Inc. - Class A	81,889	16,123,125
		177,962,562

Total Common Stocks (Cost $457,349,195)		$ 677,511,503

MONEY MARKET FUNDS - 1.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.28% (b) (Cost $10,423,703)	10,423,703	$ 10,423,703

Total Investments at Value - 97.0% (Cost $467,772,898)		$ 687,935,206

Other Assets in Excess of Liabilities - 3.0%		21,201,126

Net Assets - 100.0%		$ 709,136,332

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 94.6%	Shares	Value
Communications - 6.5%
Alphabet, Inc. - Class A (a)	8,543	$ 18,617,418
Comcast Corporation - Class A	515,430	20,225,474
Verizon Communications, Inc.	267,752	13,588,414
		52,431,306
Consumer Discretionary - 5.5%
Cannae Holdings, Inc. (a)	489,230	9,461,708
Lowe's Companies, Inc.	64,286	11,228,836
McDonald's Corporation	96,337	23,783,678
		44,474,222
Consumer Staples - 11.0%
Bunge Ltd.	167,591	15,198,828
Diageo plc - ADR	89,607	15,602,371
Kraft Heinz Company (The)	331,519	12,644,134
Philip Morris International, Inc.	195,455	19,299,227
Sysco Corporation	174,369	14,770,798
Walmart, Inc.	92,162	11,205,056
		88,720,414
Energy - 7.5%
Chevron Corporation	121,084	17,530,542
Coterra Energy, Inc.	971,916	25,065,714
Enbridge, Inc.	414,682	17,524,461
		60,120,717
Financials - 18.6%
Berkshire Hathaway, Inc. - Class B (a)	82,663	22,568,652
Brookfield Asset Management, Inc. - Class A	616,582	27,419,402
Capital One Financial Corporation	123,371	12,854,024
Citigroup, Inc.	209,478	9,633,893
Fairfax Financial Holdings Ltd.	53,379	28,242,599
Fidelity National Financial, Inc.	341,655	12,627,569
JPMorgan Chase & Company	133,326	15,013,841
Markel Corporation (a)	17,063	22,066,725
		150,426,705
Health Care - 10.9%
Elevance Health, Inc.	34,246	16,526,434
Johnson & Johnson	204,508	36,302,215
Medtronic plc	204,885	18,388,429
Perrigo Company plc	411,075	16,677,313
		87,894,391
Industrials - 15.3%
3M Company	109,379	14,154,736

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.6% (Continued)	Shares	Value
Industrials - 15.3% (Continued)
Boeing Company (The) (a)	61,469	$ 8,404,042
Deere & Company	37,216	11,145,076
L3Harris Technologies, Inc.	61,487	14,861,408
Norfolk Southern Corporation	70,618	16,050,765
TE Connectivity Ltd.	145,015	16,408,447
United Parcel Service, Inc. - Class B	124,506	22,727,325
Watsco, Inc.	81,972	19,576,553
		123,328,352
Materials - 1.6%
Newmont Corporation	210,118	12,537,741

Real Estate - 9.8%
Crown Castle International Corporation	92,736	15,614,888
Digital Realty Trust, Inc.	104,438	13,559,185
Gaming and Leisure Properties, Inc.	380,337	17,442,255
Lamar Advertising Company - Class A	242,916	21,369,320
SL Green Realty Corporation	237,885	10,978,393
		78,964,041
Technology - 4.2%
QUALCOMM, Inc.	124,508	15,904,652
Sony Group Corporation - ADR	219,286	17,931,016
		33,835,668
Utilities - 3.7%
Dominion Energy, Inc.	225,731	18,015,591
NextEra Energy, Inc.	152,862	11,840,691
		29,856,282

Total Common Stocks (Cost $635,466,655)		$ 762,589,839

DAVENPORT VALUE & INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 5.4%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.28% (b) (Cost $43,729,683)	43,729,683	$ 43,729,683

Total Investments at Value - 100.0% (Cost $679,196,338)		$ 806,319,522

Other Assets in Excess of Liabilities - 0.0% (c)		314,157

Net Assets - 100.0%		$ 806,633,679

ADR	- American Depositary Receipt.
(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Communications - 7.6%
DISH Network Corporation - Class A (a)	1,175,074	$ 21,069,077
Take-Two Interactive Software, Inc. (a)	202,893	24,860,479
		45,929,556
Consumer Discretionary - 21.8%
Builders FirstSource, Inc. (a)	328,149	17,621,601
Caesars Entertainment, Inc. (a)	340,649	13,046,857
Cannae Holdings, Inc. (a)	1,018,253	19,693,013
DraftKings, Inc. - Class A (a)	1,217,979	14,213,815
Etsy, Inc. (a)	180,519	13,215,796
Live Nation Entertainment, Inc. (a)	162,815	13,445,263
O'Reilly Automotive, Inc. (a)	63,911	40,376,413
		131,612,758
Energy - 2.7%
Coterra Energy, Inc.	623,615	16,083,031

Financials - 23.1%
Brookfield Asset Management, Inc. - Class A	821,483	36,531,349
Fairfax Financial Holdings Ltd.	80,192	42,429,243
Fidelity National Financial, Inc.	516,896	19,104,476
Markel Corporation (a)	31,953	41,323,217
		139,388,285
Health Care - 1.7%
Align Technology, Inc. (a)	43,004	10,177,757

Industrials - 11.7%
Enovis Corporation (a)	209,524	11,523,820
ESAB Corporation	209,524	9,166,675
Evoqua Water Technologies Corporation (a)	565,052	18,369,841
Watsco, Inc.	72,716	17,366,035
Xylem, Inc.	176,563	13,803,695
		70,230,066
Materials - 6.4%
Martin Marietta Materials, Inc.	71,088	21,272,373
Sherwin-Williams Company (The)	78,506	17,578,278
		38,850,651
Real Estate - 6.8%
American Tower Corporation	87,022	22,241,953
Lamar Advertising Company - Class A	213,792	18,807,282
		41,049,235

DAVENPORT EQUITY OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Technology - 9.7%
Alight, Inc. - Class A (a)	3,087,455	$ 20,840,321
Autodesk, Inc. (a)	88,206	15,167,904
Black Knight, Inc. (a)	340,534	22,267,518
		58,275,743

Total Common Stocks (Cost $520,186,672)		$ 551,597,082

MONEY MARKET FUNDS - 8.5%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.28% (b) (Cost $50,927,519)	50,927,519	$ 50,927,519

Total Investments at Value - 100.0% (Cost $571,114,191)		$ 602,524,601

Liabilities in Excess of Other Assets - (0.0%) (c)		(72,364)

Net Assets - 100.0%		$ 602,452,237

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.
(c)	Percentage rounds to less than 0.1%.

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 92.9%	Shares	Value
Communications - 6.7%
Liberty Latin America Ltd. - Class C (a)	2,063,882	$ 16,077,641
Shenandoah Telecommunications Company	796,446	17,681,101
		33,758,742
Consumer Discretionary - 15.2%
Cannae Holdings, Inc. (a)	1,163,964	22,511,064
DraftKings, Inc. - Class A (a)	1,200,000	14,004,000
Monarch Casino & Resort, Inc. (a)	545,425	32,000,085
OneSpaWorld Holdings Ltd. (a)	1,068,343	7,660,019
		76,175,168
Consumer Staples - 10.0%
Boston Beer Company, Inc. (The) - Class A (a)	45,703	13,846,638
J & J Snack Foods Corporation	155,940	21,778,580
Seaboard Corporation	3,818	14,823,691
		50,448,909
Energy - 3.3%
Archaea Energy, Inc. - Class A (a)	623,447	9,682,132
Peyto Exploration & Development Corporation	766,300	7,149,579
		16,831,711
Financials - 17.1%
BRP Group, Inc. - Class A (a)	627,964	15,165,331
Diamond Hill Investment Group, Inc.	94,329	16,379,287
Kinsale Capital Group, Inc.	88,440	20,309,362
Live Oak Bancshares, Inc.	213,431	7,233,176
Stewart Information Services Corporation	354,595	17,641,101
TowneBank	342,158	9,289,590
		86,017,847
Health Care - 4.9%
Perrigo Company plc	603,756	24,494,381

Industrials - 9.1%
Chart Industries, Inc. (a)	95,576	15,997,511
Enovis Corporation (a)	159,158	8,753,690
ESAB Corporation	159,158	6,963,163
Evoqua Water Technologies Corporation (a)	434,783	14,134,795
		45,849,159
Materials - 4.3%
NewMarket Corporation	71,445	21,502,087

Real Estate - 10.6%
FRP Holdings, Inc. (a)	121,491	7,331,982

DAVENPORT SMALL CAP FOCUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.9% (Continued)	Shares	Value
Real Estate - 10.6% (Continued)
Janus International Group, Inc. (a)	1,986,787	$ 17,940,686
Lamar Advertising Company - Class A	141,499	12,447,667
Radius Global Infrastructure, Inc. - Class A (a)	320,136	4,885,275
SL Green Realty Corporation	234,225	10,809,484
		53,415,094
Technology - 11.7%
Alight, Inc. - Class A (a)	3,561,285	24,038,674
Avid Technology, Inc. (a)	515,394	13,374,474
Verra Mobility Corporation (a)	1,357,496	21,326,262
		58,739,410

Total Common Stocks (Cost $510,680,040)		$ 467,232,508

MONEY MARKET FUNDS - 6.3%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.28% (b) (Cost $31,552,737)	31,552,737	$ 31,552,737

Total Investments at Value - 99.2% (Cost $542,232,777)		$ 498,785,245

Other Assets in Excess of Liabilities - 0.8%		3,912,832

Net Assets - 100.0%		$ 502,698,077

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2022.

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

COMMON STOCKS - 56.8%	Shares	Value
Communications - 3.7%
Alphabet, Inc. - Class A (a)	1,152	$ 2,510,507
AT&T, Inc.	50,749	1,063,699
Comcast Corporation - Class A	69,945	2,744,642
Verizon Communications, Inc.	36,308	1,842,631
		8,161,479
Consumer Discretionary - 3.2%
Cannae Holdings, Inc. (a)	117,411	2,270,729
Lowe's Companies, Inc.	8,846	1,545,131
McDonald's Corporation	12,996	3,208,452
		7,024,312
Consumer Staples - 6.1%
Bunge Ltd.	23,009	2,086,686
Diageo plc - ADR	12,545	2,184,335
Ingredion, Inc.	13,155	1,159,745
Kraft Heinz Company (The)	45,515	1,735,942
Philip Morris International, Inc.	27,471	2,712,487
Sysco Corporation	23,135	1,959,766
Walmart, Inc.	12,557	1,526,680
		13,365,641
Energy - 4.8%
Chevron Corporation	16,932	2,451,415
Coterra Energy, Inc.	132,019	3,404,770
Enbridge, Inc.	57,275	2,420,442
Enterprise Products Partners, L.P.	87,000	2,120,190
		10,396,817
Financials - 11.5%
Berkshire Hathaway, Inc. - Class B (a)	11,473	3,132,358
Brookfield Asset Management, Inc. - Class A	84,137	3,741,572
Capital One Financial Corporation	16,976	1,768,729
Citigroup, Inc.	27,793	1,278,200
Diamond Hill Investment Group, Inc.	11,715	2,034,193
Fairfax Financial Holdings Ltd.	7,238	3,829,595
Fidelity National Financial, Inc.	46,907	1,733,683
JPMorgan Chase & Company	18,345	2,065,830
Markel Corporation (a)	2,366	3,059,830
Stewart Information Services Corporation	50,417	2,508,246
		25,152,236
Health Care - 6.3%
Elevance Health, Inc.	4,673	2,255,096
Johnson & Johnson	27,374	4,859,159

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 56.8% (Continued)	Shares	Value
Health Care - 6.3% (Continued)
Medtronic plc	27,671	$ 2,483,472
Perrigo Company plc	103,191	4,186,459
		13,784,186
Industrials - 7.8%
3M Company	15,092	1,953,056
Boeing Company (The) (a)	8,332	1,139,151
Deere & Company	5,099	1,526,997
L3Harris Technologies, Inc.	8,270	1,998,859
Norfolk Southern Corporation	9,678	2,199,713
TE Connectivity Ltd.	19,630	2,221,134
United Parcel Service, Inc. - Class B	17,565	3,206,315
Watsco, Inc.	11,245	2,685,531
		16,930,756
Materials - 1.7%
NewMarket Corporation	6,465	1,945,707
Newmont Corporation	28,611	1,707,218
		3,652,925
Real Estate - 5.4%
Crown Castle International Corporation	12,840	2,161,999
Digital Realty Trust, Inc.	13,709	1,779,840
Gaming and Leisure Properties, Inc.	53,117	2,435,946
Lamar Advertising Company - Class A	32,689	2,875,651
SL Green Realty Corporation	56,541	2,609,367
		11,862,803
Technology - 2.1%
QUALCOMM, Inc.	17,205	2,197,767
Sony Group Corporation - ADR	30,174	2,467,328
		4,665,095
Utilities - 4.2%
Brookfield Infrastructure Partners, L.P.	61,867	2,364,557
Brookfield Renewable Partners, L.P.	76,999	2,679,565
Dominion Energy, Inc.	30,720	2,451,763
NextEra Energy, Inc.	20,584	1,594,437
		9,090,322

Total Common Stocks (Cost $108,184,678)		$ 124,086,572

FIXED RATE CORPORATE BONDS - 30.1%	Par Value	Value
Communications - 2.3%
AT&T, Inc., 0.90%, due 03/25/2024	$ 2,655,000	$ 2,533,336

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 30.1% (Continued)	Par Value	Value
Communications - 2.3% (Continued)
Walt Disney Company (The), 3.35%, due 03/24/2025	$ 2,505,000	$ 2,485,031
		5,018,367
Consumer Discretionary - 2.7%
Amazon.com, Inc., 1.00%, due 05/12/2026	3,250,000	2,958,209
General Motors Financial Company, Inc, 1.50%, due 06/10/2026	3,425,000	2,991,971
		5,950,180
Consumer Staples - 2.2%
Walgreens Boots Alliance, Inc., 3.80%, due 11/18/2024	2,245,000	2,233,417
Walmart, Inc., 1.05%, due 09/17/2026	2,835,000	2,581,401
		4,814,818
Energy - 2.8%
Boardwalk Pipelines, L.P., 4.45%, due 07/15/2027	2,200,000	2,131,292
Halliburton Company, 3.80%, due 11/15/2025	937,000	931,411
MPLX, L.P., 4.13%, due 03/01/2027	3,250,000	3,146,502
		6,209,205
Financials - 5.2%
American Express Company, 3.38%, due 05/03/2024	2,995,000	2,975,775
BlackRock, Inc., 3.50%, due 03/18/2024	1,150,000	1,155,472
Brookfield Finance, Inc., 4.00%, due 04/01/2024	2,000,000	2,001,221
Capital One Financial Corporation, 2.60%, due 05/11/2023	2,990,000	2,969,530
Citigroup, Inc., 3.30%, due 04/27/2025	2,250,000	2,208,365
		11,310,363
Health Care - 4.4%
Amgen, Inc., 2.20%, due 02/21/2027	2,400,000	2,210,061
CVS Health Corporation, 3.00%, due 08/15/2026	2,600,000	2,489,752
McKesson Corporation, 1.30%, due 08/15/2026	2,490,000	2,218,467
Stryker Corporation, 1.15%, due 06/15/2025	2,990,000	2,761,360
		9,679,640
Industrials - 2.6%
Canadian Pacific Railway Ltd., 1.35%, due 12/02/2024	3,490,000	3,286,471
John Deere Capital Corporation, 2.60%, due 03/07/2024	2,400,000	2,373,167
		5,659,638
Materials - 2.0%
DowDuPont, Inc., 4.21%, due 11/15/2023	2,000,000	2,013,148

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS - 30.1% (Continued)	Par Value	Value
Materials - 2.0% (Continued)
Sherwin-Williams Company (The), 3.45%, due 06/01/2027	$ 2,400,000	$ 2,294,922
		4,308,070
Real Estate - 2.7%
American Tower Corporation, 1.45%, due 09/15/2026	2,990,000	2,618,667
Public Storage, 1.50%, due 11/09/2026	3,490,000	3,159,831
		5,778,498
Technology - 2.1%
Fiserv, Inc., 3.20%, due 07/01/2026	2,325,000	2,204,187
PayPal Holdings, Inc., 2.40%, due 10/01/2024	2,400,000	2,342,019
		4,546,206
Utilities - 1.1%
Dominion Energy, Inc., 1.45%, due 04/15/2026	2,740,000	2,480,687

Total Fixed Rate Corporate Bonds (Cost $70,130,105)		$ 65,755,672

VARIABLE RATE CORPORATE BONDS (b) - 5.2%	Par Value	Value
Consumer Discretionary - 0.6%
Starbucks Corporation, 0.654%, (SOFR + 42), due 02/14/2024	$ 1,295,000	$ 1,287,261

Energy - 0.8%
BP Capital Markets plc, 2.746%, (3MO LIBOR + 65), due 09/19/2022	1,750,000	1,749,251

Financials - 2.9%
Charles Schwab Corporation, 1.007%, (SOFR + 50), due 03/18/2024	3,450,000	3,420,972
Morgan Stanley, 2.112%, (SOFR + 116.50), due 04/17/2025	2,995,000	2,957,592
		6,378,564
Industrials - 0.9%
John Deere Capital Corporation, 1.351%, (SOFR + 56), due 03/07/2025	1,990,000	1,957,191

Total Variable Rate Corporate Bonds (Cost $11,492,870)		$ 11,372,267

DAVENPORT BALANCED INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 5.5%	Par Value	Value
U.S. Treasury Notes - 5.5%
1.74%, due 01/31/2024	$ 990,000	$ 991,075
1.50%, due 02/29/2024	1,995,000	1,949,411
0.25%, due 06/15/2024	4,500,000	4,270,957
2.75%, due 06/30/2025	4,810,000	4,777,683
Total U.S. Treasury Obligations (Cost $12,259,232)		$ 11,989,126

MONEY MARKET FUNDS - 2.2%	Shares	Value
First American Treasury Obligations Fund - Class Z, 1.28% (c) (Cost $4,792,555)	4,792,555	$ 4,792,555

Total Investments at Value - 99.8% (Cost $206,859,440)		$ 217,996,192

Other Assets in Excess of Liabilities - 0.2%		417,817

Net Assets - 100.0%		$ 218,414,009

ADR	- American Depositary Receipt.
LIBOR	- London Interbank Offered Rate.
SOFR	- Secured Overnight Financing Rate.

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2022. The reference rate and spread (in basis points) are indicated parenthetically.
(c)	The rate shown is the 7-day effective yield as of June 30, 2022.